Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Due to Related Parties [Abstract]
Schedule of short-term borrowings
	December 31,
	2020	2019
Loans from Hangzhou Lianluo Interactive.	$996,450	$931,450
Loans from DGHKT.	-	33,000
Loans from Ping Chen	787,608	243,881
Total short-term borrowings	1,784,058	1,208,331